LONG-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2024
LONG-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT [Abstract]
Aggregate Annual Principal Payments of Debt
As of December 31, 2024, the aggregate annual principal payments required to be made under the Company’s outstanding debt facilities are as follows:

Debt repayments in $’000s*	Total	2025	2026	2027	2028	2029	More than 5 years
2019 Senior Secured Credit Facility including the $30 mill Accordion Loan	72,561	72,561	0	0	0	0	0
Financing of 2018-built Vessels	78,101	9,534	9,974	10,143	48,450	0	0
Financing of 2022-built Vessels	73,836	5,500	5,500	5,500	5,515	5,500	46,321
Financing of Nordic Hawk	47,524	6,000	6,000	6,000	6,016	6,000	17,508
Total	272,022	93,595	21,474	21,643	59,981	11,500	63,829